Financial Institution Loans	9 Months Ended
Sep. 30, 2011
Long-Term Debt, By Current and Noncurrent [Abstract]
Long-term Debt [Text Block]
Note 12 –	Financial Institution Loans

Financial institution loans as of September 30, 2011 and December 31, 2010 consisted of the following:

	September 30, 2011	December 31, 2010
	(Unaudited)

Loans from Industrial and Commercial Bank of China, Xingtai Yejin Branch (“ICBC 2010 Loans”)
Due September 8, 2012, at 7.79% per annum	$2,655,503	$2,571,162
Due December 8, 2012, at 7.79% per annum	7,810,303	7,562,237
Due March 8, 2013, at 7.79% per annum	3,436,533	3,327,384
Due March 8, 2013, at 7.79% per annum	4,373,770	4,234,852
	18,276,109	17,695,635

Loans from Industrial and Commercial Bank of China, Xingtai Yejin Branch (“ICBC 2011 Loans”)		-
Due March 3, 2012, at 10.24% per annum	1,562,061	-
Due June 3, 2012, at 9.635% per annum	4,686,182	-
Due September 3, 2012, at 9.635% per annum	2,030,679	-
	8,278,922

Loans from Association of Xingtai Chengjiao Rural Credit Cooperative Union Association (“Credit Union 2009 Loan”)
Due June 25, 2011, at 10.26% per annum	-	1,512,448
	-	1,512,448

Loans from Association of Xingtai Chengjiao Rural Credit Cooperative Union Association (“Credit Union 2011 Loan”)
Due June 18, 2012, at 12.62% per annum	2,343,091	-
		-

Syndicated loans arranged by Xingtai Chengjiao Rural Credit Cooperative Union Association (“Syndicated Loans”)		-
Due December 5, 2012, at 10.58% per annum	10,465,807	-
Due December 6, 2012, at 10.58% per annum	2,030,679	-
	12,496,486	-

	$41,394,608	$19,208,083

The loans’ terms are between two to three years and are all denominated in RMB.

Credit Union 2009 Loan, Credit Union 2011 Loan, and Syndicated Loans are fixed interest loans.  ICBC 2010 Loans and ICBC 2011 Loans are floating rate loans whose rates are set at 10% above 1-to-3 year base borrowing rate stipulated by the People’s Bank of China at the date of each drawdown, and are subject to revision every 12 months.  The Company also paid financing service fees for ICBC 2010 Loans, ICBC 2011 Loans and Syndicated Loans.  The financing service fees were paid prior to financial institution releasing loans to the Company as prepaid interests, and have been included in the determination of respective loans’ effective interest rates.

As of September 30, 2011 and December 31, 2010, the Company’s financial institution loans balances were secured by the Company’s real estate held for development with carrying value of $68,092,735 and $22,595,270, respectively.

Pursuant to covenants of the ICBC 2010 Loans, Xingtai Zhongding is required, among other things, to make no distributions to its equity holders before the loans are fully repaid, and to obtain the lender’s consent for any decrease in registered capital, transfer of material assets or shares of Xingtai Zhongding, and certain other activities which may adversely affect Xingtai Zhongding’s ability to repay the loan.  As of September 30, 2011, Xingtai Zhongding was in compliance with the applicable terms of all of ICBC Loans’ covenants.